Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Basic and Diluted Net Losses Per Share	Basic and diluted net losses per share reflecting the effect of the issuance of ordinary shares by the Company are presented as follows.

	Year Ended December 31,
	2020	2021	2022
Net loss attributable to owners of the Company (RMB’000)	(779,225)	(1,306,824)	(797,055)
Weighted average number of ordinary shares outstanding (in thousands)	17,090	52,177	55,044
Basic and diluted net loss per share (RMB)	(45.6)	(25.0)	(14.5)